Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 129	$ 5,456,195	$ 68,027	$ 24,175	$ (4,929,418)	$ (536,683)	$ 82,425
Balance (in shares) at Dec. 31, 2010	1,285,959
Common stock issued for:
Conversion of notes payable amd accrued interest	21	731,066	0	0	0	0	731,087
Convertible notes payable and accrued interest (in shares)	206,143
Services	1	74,752	0	0	0	0	74,573
Services (in shares)	13,875
Cash	0	500	0	0	0	0	500
Cash (in shares)	84
Available-for-sale securities contributed by CEO	0	125,331	0	0	0	0	125,331
Warrants sold, net	0	20,608	0	0	0	0	20,608
Amortize warrants	0	35,247	0	0	0	0	35,247
Sell treasury stock	0	16,137	0	0	0	10,263	26,400
Available-for-sale securities	0	0	(13,005)	0	0	0	(13,005)
Purchase of non-controlling interest	0	0	0	670,995	0	0	670,995
Foreign translation gain(loss)	0	0	(4,372)	0	0	0	(4,372)
Net loss	0	0	0	(101,307)	(1,162,714)	0	(1,264,021)
Balance at Dec. 31, 2011	151	6,459,656	50,650	593,863	(6,092,132)	(526,420)	485,768
Balance (in shares) at Dec. 31, 2011	1,506,061
Common stock issued for:
Conversion of notes payable amd accrued interest	42	1,907,196	0	0	0	0	1,907,238
Convertible notes payable and accrued interest (in shares)	423,828
Services	1	32,399	0	0	0	0	32,400
Services (in shares)	5,000
Cash	180	7,051,284	0	0	0	0	7,051,464
Cash (in shares)	1,801,374						2,444,450
Amortize warrants	0	169,200	0	0	0	0	169,200
Available-for-sale securities	0	0	(261,404)	0	0	0	(261,404)
Purchase of non-controlling interest	22	986,651	0	(986,651)	0	0	22
Purchase of non-controlling interest (in shares)	219,248
Foreign translation gain(loss)	0	0	29,013	0	0	0	29,013
Acquisition of non-controlling interest for cash	0	0	0	(490,615)	0	0	(490,615)
Reclassification of non-controlling interest	0	(1,181,569)	0	1,181,569	0	0	0
Treasury stock cancelled	(26)	(526,394)	0	0	0	526,420	0
Treasury stock cancelled (in shares)	(256,615)
Net loss	0	0	0	(227,968)	(3,166,565)	0	(3,394,533)
Balance at Dec. 31, 2012	$ 370	$ 14,898,423	$ (181,741)	$ 70,198	$ (9,258,697)	$ 0	$ 5,528,553
Balance (in shares) at Dec. 31, 2012	3,698,896